Wealth Management Transaction And Service Fees - Summary of Wealth Management Transaction and Service Fees (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of wealth management transaction and service fees [line items]
Wealth management transaction and service fees	¥ 1,764,938	¥ 2,604,229	¥ 2,645,445
Current products [member]
Disclosure of wealth management transaction and service fees [line items]
Wealth management transaction and service fees	1,022,077	458,503	405,997
Legacy products [member]
Disclosure of wealth management transaction and service fees [line items]
Wealth management transaction and service fees	¥ 742,861	¥ 2,145,726	¥ 2,239,448